Long-Term Debt (Corporation's Long Term Debt Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt [Abstract]
2012	$ 7,182
2013	6,181
2014	5,229
2015	370,207
2016	109
Thereafter	671,176
Total debt	$ 1,060,084	$ 1,030,759